Earnings Per Share - Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Profit for the year, attributable to equity holders of the company	£ 35,951	£ 14,507	[1]
Weighted average number of shares outstanding (in shares)	55,911,086	54,831,134	[1]
Diluted by: options in issue and contingently issuable shares (in shares)	1,968,943	2,019,156
Weighted average number of shares outstanding (diluted) (in shares)	57,880,029	56,850,290	[1]
Earnings per share - diluted (in gbp per share)	£ 0.62	£ 0.26	[1]

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).